UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      HS Management Partners, LLC

Address:   598 Madison Ave; 14th Floor
           New York, NY  10022


Form 13F File Number: 28-13328


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ronald R. Staib
Title:  CCO/SVP
Phone:  212-823-0576

Signature,  Place,  and  Date  of  Signing:

/s/ Ronald R. Staib                New York, NY 10022                 5/1/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

028-01190        Frank Russell Company
---------------  ---------------------------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              24

Form 13F Information Table Value Total:  $    1,673,371
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
3M CO COM                             COM            88579Y101   43,631   410,411 SH       SOLE                  410,411      0    0
ANHEUSER BUSCH INBEV SA/NV            SPONSORED ADR  03524A108   56,227   564,814 SH       SOLE                  564,814      0    0
SPONSOREDADR
APPLE INC                             COM            037833100  118,392   267,475 SH       SOLE                  267,475      0    0
BLACKROCK INC COM STK                 COM            09247X101   46,068   179,336 SH       SOLE                  179,336      0    0
CHEESECAKE FACTORY INC COM            COM            163072101   65,014 1,683,853 SH       SOLE                1,683,853      0    0
COACH INC COM                         COM            189754904   76,658 1,533,475 SH       SOLE                1,533,475      0    0
COCA COLA CO COM                      COM            191098102   65,699 1,624,600 SH       SOLE                1,624,600      0    0
DIAGEO PLC SPONSORED ADR NEW          SPONSORED ADR  25243Q205   51,604   410,080 SH       SOLE                  410,080      0    0
DOMINOS PIZZA INC COM                 COM            25754A201   59,559 1,157,834 SH       SOLE                1,157,834      0    0
DUNKIN BRANDS GROUP INC COM           COM            265504100   19,374   525,323 SH       SOLE                  525,323      0    0
EBAY INC COM                          COM            278642103  100,484 1,853,261 SH       SOLE                1,853,261      0    0
GOOGLE INC CL A                       CL A           38259P508   88,746   111,767 SH       SOLE                  111,767      0    0
KELLOGG CO COM USD0.25                COM            487836108   72,265 1,121,600 SH       SOLE                1,121,600      0    0
MACYS INC COM STK                     COM            55616P104   85,808 2,050,850 SH       SOLE                2,050,850      0    0
MC DONALDS CORP COM                   COM            580135101   71,138   713,596 SH       SOLE                  713,596      0    0
NIELSEN HOLDINGS N V COM              COM            N63218106   63,729 1,779,157 SH       SOLE                1,779,157      0    0
NIKE INC CL B                         CL B           654106103   40,149   680,375 SH       SOLE                  680,375      0    0
PANERA BREAD CO                       CL A           69840W108   31,177   188,675 SH       SOLE                  188,675      0    0
QUALCOMM INC                          COM            747525103   74,417 1,111,528 SH       SOLE                1,111,528      0    0
SCRIPPS NETWORKS INTERACTIVE INC CL   CL A NEW       811065101   83,357 1,295,565 SH       SOLE                1,295,565      0    0
A COM STK
TARGET CORP COM STK                   COM            87612E106   77,635 1,134,186 SH       SOLE                1,134,186      0    0
TIME WARNER INC USD0.01               COM NEW        887317303  112,997 1,961,074 SH       SOLE                1,961,074      0    0
DISNEY WALT CO                        COM            254687106   85,459 1,504,566 SH       SOLE                1,504,566      0    0
WILLIAMS SONOMA INC COM               COM            969904101   83,784 1,626,247 SH       SOLE                1,626,247      0    0